Tax-Free High Yield Fund	07/01/2009 - 06/30/2010

ICA File Number: 811-04163
Reporting Period: 07/01/2009 - 06/30/2010
T. Rowe Price Tax-Free High Yield Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2009 to 06/30/2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free High Yield Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 27, 2010

=========================== Tax-Free High Yield Fund ===========================

JAMES CITY CO ECON DEV RES 5.4 PCT.

Ticker:       N/A            Security ID:  47029WAV9
Meeting Date: NOV 11, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     James City County VA Economic Dev       N/A       Yes          Management
      Authority is soliciting consents
      related to amendments to various
      financing documents.

--------------------------------------------------------------------------------

JAMES CITY CO ECON DEV RES 5.5 PCT.

Ticker:       N/A            Security ID:  47029WAW7
Meeting Date: NOV 11, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     James City County VA Economic Dev       N/A       Yes          Management
      Authority is soliciting consents
      related to amendments to various
      financing documents.

--------------------------------------------------------------------------------

NEW JERSEY ECON. DEVELOPMENT AUTHORITY 6.375PCT. DUE NOV. 1, 2031

Ticker:       N/A            Security ID:  645916NH6
Meeting Date: JUN 7, 2010    Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders approve waiver.                 N/A       Yes          Management

--------------------------------------------------------------------------------

SUSSEX COUNTY DELAWARE, 5.15 PCT. DUE 2012

Ticker:       N/A            Security ID:  86926RBN9
Meeting Date: OCT 27, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Cadbury at Lewes (the Corporation) is   N/A       Yes          Management
      soliciting consent to the execution of
      a First Amendment to the Loan Agreement
      (the Amendment), which would amend the
      Loan Agreement dates as of January 1,
      2006 with the County of Sussex,
      Delaware.

--------------------------------------------------------------------------------

SUSSEX COUNTY DELAWARE, 5.45 PCT. DUE 2012

Ticker:       N/A            Security ID:  86926RBK5
Meeting Date: OCT 27, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Cadbury at Lewes (the Corporation) is   N/A       Yes          Management
      soliciting consent to the execution of
      a First Amendment to the Loan Agreement
      (the Amendment), which would amend the
      Loan Agreement dates as of January 1,
      2006 with the County of Sussex,
      Delaware.

--------------------------------------------------------------------------------

SUSSEX COUNTY DELAWARE, 6.0 PCT. DUE 2035

Ticker:       N/A            Security ID:  86926RBM1
Meeting Date: OCT 27, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Cadbury at Lewes (the Corporation) is   N/A       Yes          Management
      soliciting consent to the execution of
      a First Amendment to the Loan Agreement
      (the Amendment), which would amend the
      Loan Agreement dates as of January 1,
      2006 with the County of Sussex,
      Delaware.

================================ END NPX REPORT ================================